Condensed Consolidated Balance Sheets (USD $)	Jun. 30, 2013	Dec. 31, 2012
Cash	$ 75,526	$ 318,445
Other receivables	177,755	87,196
Prepaid expenses	70,581	132,817
Total Current Assets	323,862	538,458
Copyrights (Note 6)	865,000	865,000
Equipment, net	33,257	77,541
TOTAL ASSETS	1,222,119	1,480,999
Current Liabilities:
Accrued liabilities	1,176,517	993,277
Accrued officers’ salaries (Note 7)	20,000	55,000
Acquisition cost payable (Note 6)	525	525
Current portion of obligations under capital leases (Note 7)	46,887	108,268
Loan payable (Note 8)	61,893	109,044
Convertible promissory note (Note 9)	100,096	200,767
Short term loans payable (Note 10)	85,123	65,283
Deferred revenue	24,990	24,990
Total Current Liabilities	1,516,031	1,557,154
TOTAL LIABILITIES	1,516,031	1,557,154
Stockholders’ Deficiency (Note 3)
Common stock, $0.00001 par value, 500,000,000 (December 31, 2012 – 500,000,000) shares authorized, 307,647,036 and 291,347,036 shares issued and outstanding at June 30, 2013 and December 31, 2012, respectively.	3,076	2,913
Additional paid-in capital	18,096,532	17,286,695
Deficit accumulated during the development stage	(18,393,520)	(17,365,763)
Total Stockholders’ Deficiency	(293,912)	(76,155)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIENCY	$ 1,222,119	$ 1,480,999